SEMI-ANNUAL REPORT

================================================================================

                                    Smith Barney
                                    Telecommunications
                                    Income Fund

                                    ------------------------------------
                                    June 30, 1997

                            [LOGO]  Smith Barney Mutual Funds
                                    Investing for your future.
                                    Every day.

-------------------------------------------
Smith Barney Telecommunications Income Fund
-------------------------------------------

Dear Shareholder:

We are pleased to provide the semi-annual report for the period ended June 30, 1997, for the Smith Barney Telecommunications Income Fund ("Fund"). In this report, we review the factors driving the Fund's performance during this period and discuss our outlook for the Bell operating companies that currently represent 95% of the Fund's holdings. A more detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

Market and Performance Update

The primary objective of the Fund is to provide shareholders with current income. The growth of capital is a secondary objective. The Fund's aggregate total return (income plus the change in share price) was 17.80% for the first six months of 1997, outperforming the 11.41% return generated by the specialty funds category in the Lipper Analytical Index. (Lipper is a major fund-tracking organization.) For the one-year period ended June 30, 1997, the Fund had an average annual total return of 20.53%, which is in line with the Standard & Poor's 500 Index ("S&P 500") annual total return of 20.60% for the same period. (The S&P 500 is a capitalization-weighted measure of 500 widely held common stocks.)

The Fund's strong performance reflects the resolution of certain key elements of the Telecommunications Act of 1996, including proposed guidelines for restructuring interstate access pricing and an estimate of the magnitude of Universal Service Funding requirements, which are the costs of providing telecommunications services to rural areas of the country. Deregulation of the domestic telecommunications industry is likely to be far more complicated than originally thought, which will slow the pace of competition in the local service arena and that in turn should allow the Bell operating companies more time to plan and execute strategic initiatives in related telecommunications businesses, such as integrated data and voice network applications.

Outlook

We are optimistic about the outlook for the Bell operating companies and believe that they will continue to generate stable, 5% - 7%, earnings growth and consistent dividend growth. In our view, the Bell operating-companies growth prospects in the years ahead should be enhanced by three key opportunities: (1) Deregulation that will open new markets, including long-distance services, to greater competition, (2) New technologies in wireless communications and data networking and (3) Continued investments in promising foreign telecommunications companies.

In closing, we appreciate the opportunity to serve your investment needs and look forward to continuing to help you achieve your financial goals.

Sincerely,


/s/ Heath B. McLendon                    /s/ Valerie J. Sill

Heath B. McLendon                        Valerie J. Sill
Chairman                                 Investment Officer

July 24, 1997


                           Special Shareholder Notice

      --------------------------------------------------------------------
      Please note that there has been a change in the portfolio manager of the Smith Barney Telecommunications Income Fund. Effective April 1997, Valerie J. Sill, Chartered Financial Analyst and Senior Vice President at The Boston Company Asset Management ("The Boston Company"), took over as the portfolio manager of the Smith Barney Telecommunications Income Fund from Guy Scott.

      Ms. Sill joined The Boston Company in 1994 and is a portfolio manager for both balanced and value equity accounts and is a member of the The Boston Company's Equity Policy Group. With more than eight years investment experience, Ms. Sill was most recently The Boston Company's Director of Research and she continues to follow the health care and utilities industries. Ms. Sill graduated magna cum laude from Wellesley College and holds a MBA from Harvard Business School. She was awarded the CFA Charter in 1993.
      --------------------------------------------------------------------

--------------------------------------------------------------------------------
Historical Performance
--------------------------------------------------------------------------------

                  Net Asset Value
                --------------------
                Beginning     End      Income    Capital Gain     Return      Total
Period Ended    of Period  of Period  Dividends  Distributions  of Capital  +Returns+
=====================================================================================
6/30/97          $104.62    $121.69     $1.42        $0.00         $0.00     17.80%++
-------------------------------------------------------------------------------------
12/31/96          119.69     104.62      3.12         9.72          0.00     (1.45)
-------------------------------------------------------------------------------------
12/31/95           95.62     119.69      3.58        11.50          0.00     42.93
-------------------------------------------------------------------------------------
12/31/94          107.62      95.62      4.05         6.06          0.00     (1.83)
-------------------------------------------------------------------------------------
12/31/93          102.67     107.62      4.42         6.87          0.00     16.00
-------------------------------------------------------------------------------------
12/31/92          110.75     102.67      4.55        15.23          0.00     10.89
-------------------------------------------------------------------------------------
12/31/91          129.06     110.75      6.05        14.62          1.18      3.30
-------------------------------------------------------------------------------------
12/31/90          140.93     129.06      5.79         3.20          0.00     (1.80)
-------------------------------------------------------------------------------------
12/31/89           99.10     140.93      5.85         2.81          0.00     52.11
-------------------------------------------------------------------------------------
12/31/88           90.28      99.10      5.40         0.99          0.00     17.12
-------------------------------------------------------------------------------------
12/31/87           99.20      90.28      7.20         2.92          0.00      0.91
=====================================================================================
Total                                  $51.43       $73.92         $1.18
=====================================================================================

It is the Fund's policy to distribute dividends quarterly and capital gains, if any, twice a year.

--------------------------------------------------------------------------------
Average Annual Total Return+
--------------------------------------------------------------------------------

================================================================================
Six Months Ended 6/30/97++                                                17.80%
--------------------------------------------------------------------------------
Year Ended 6/30/97                                                        20.53
--------------------------------------------------------------------------------
Five Years Ended 6/30/97                                                  16.63
--------------------------------------------------------------------------------
Ten Years Ended 6/30/97                                                   13.88
--------------------------------------------------------------------------------
1/1/84* through 6/30/97                                                   16.37
================================================================================

--------------------------------------------------------------------------------
Cumulative Total Return+
--------------------------------------------------------------------------------

================================================================================
6/30/87 through 6/30/97                                                  266.95%
================================================================================

+ Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value.
++ Total return is not annualized, as it may not be representative of the total return for the year.
*  Commencement of operations.

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--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                          Growth of $10,000 Invested in
               the Smith Barney Telecommunications Income Fund vs.
        Standard & Poor's 500 Index and Lipper Equity Income Fund Index+

--------------------------------------------------------------------------------
                             June 1987 -- June 1997

 [The following table was represented as a line graph in the printed material.]

                    Smith Barney
                 Telecommunications                  Lipper Equity
                    Income Fund      S&P 500 Index   Income Index
                    -----------      -------------   ------------

      6/87             10,000           10,000          10,160
      12/87             9,681            8,259          11,382
      12/88            11,349            9,627          13,357
      12/89            17,264           12,672          14,306
      12/90            16,953           12,279          15,280
      12/91            17,512           16,012          19,490
      12/92            19,419           17,232          21,389
      12/93            22,527           18,964          24,562
      12/94            22,115           19,213          24,336
      12/95            31,609           26,424          31,597
      12/96            31,151           32,488          37,350
      6/97             36,695           39,187          42,859

+ Hypothetical illustration of $10,000 invested in the Smith Barney Telecommunications Income Fund on June 30, 1987, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 1997. The Standard & Poor's 500 Index is composed of widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and the over-the-counter market. Figures for the index include reinvestment of dividends. The Lipper Equity Income Fund Index is a net asset value weighted index of the 30 largest funds in the Equity Income category. The indexes are unmanaged and are not subject to the same management and trading expenses as a mutual fund.

      All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                               June 30, 1997
--------------------------------------------------------------------------------

    SHARES                         SECURITY                           VALUE
================================================================================
COMMON STOCKS -- 100.0%
================================================================================
Telecommunications -- 100.0%
     164,436   AirTouch Communications, Inc.+                      $ 4,501,435
     153,942   Ameritech Corp.                                      10,458,435
     152,542   Bell Atlantic Corp.                                  11,574,124
     284,644   Bellsouth Corp.                                      13,200,365
      45,896   NYNEX Corp.                                           2,644,757
     328,747   SBC Communications, Inc.                             20,341,221
     146,858   U.S. West Communications, Inc.                        5,534,711
--------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $12,897,684*)                              $68,255,048
================================================================================

+ Non-income producing security.
* Aggregate cost for Federal income tax purposes is $9,367,339.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                   June 30, 1997
--------------------------------------------------------------------------------

ASSETS:
   Investments, at value (Cost -- $12,897,684)                     $ 68,255,048
   Receivable for securities sold                                       283,791
   Dividends receivable                                                  88,107
--------------------------------------------------------------------------------
   Total Assets                                                      68,626,946
--------------------------------------------------------------------------------
LIABILITIES:
   Payable to bank                                                      127,173
   Investment advisory fees payable                                      30,095
   Administration fees payable                                           10,943
   Accrued expenses                                                      33,454
--------------------------------------------------------------------------------
   Total Liabilities                                                    201,665
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 68,425,281
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                      $        562
   Capital paid in excess of par value                                8,834,100
   Overdistributed net investment income                                 (9,891)
   Accumulated net realized gain on security transactions             4,243,146
   Net unrealized appreciation of investments                        55,357,364
--------------------------------------------------------------------------------
Total Net Assets                                                   $ 68,425,281
================================================================================
Shares Outstanding                                                      562,299
--------------------------------------------------------------------------------
Net Asset Value, Per Share (and redemption price)                  $     121.69
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statement of Operations (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 1997

INVESTMENT INCOME:
   Dividends                                                         $ 1,088,125
   Interest                                                               11,773
--------------------------------------------------------------------------------
   Total Investment Income                                             1,099,898
--------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 2)                                     175,498
   Administration fees (Note 2)                                           63,818
   Audit and legal                                                        19,836
   Trustees' fees                                                         14,670
   Shareholder and system servicing fees                                  12,104
   Shareholder communications                                              7,935
   Custody                                                                 1,240
   Other                                                                   2,094
--------------------------------------------------------------------------------
   Total Expenses                                                        297,195
--------------------------------------------------------------------------------
Net Investment Income                                                    802,703
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON
INVESTMENTS (NOTE 3):
   Realized Gain From Security Transactions
   (excluding short-term securities):
     Proceeds from sales                                               4,298,802
     Cost of securities sold                                             929,492
--------------------------------------------------------------------------------
   Net Realized Gain                                                   3,369,310
--------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of period                                              48,937,535
     End of period                                                    55,357,364
--------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                             6,419,829
--------------------------------------------------------------------------------
Net Gain on Investments                                                9,789,139
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                               $10,591,842
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 1997 (unaudited) and the Year Ended December 31, 1996

                                                         1997           1996
================================================================================
OPERATIONS:
  Net investment income                              $   802,703   $  1,880,422
  Net realized gain+                                   3,369,310      5,532,858
  Increase (decrease) in net unrealized
    appreciation                                       6,419,829     (8,916,590)
--------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Operations                                        10,591,842     (1,503,310)
--------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS FROM:
  Net investment income                                 (812,594)    (1,880,422)
  Net realized gains                                          --     (5,827,066)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                       (812,594)    (7,707,488)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net asset value of shares issued for
   reinvestment of dividends                             295,885      2,932,221
  Cost of shares reacquired                           (4,631,422)    (5,580,641)
--------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                           (4,335,537)    (2,648,420)
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                      5,443,711    (11,859,218)

NET ASSETS:
  Beginning of period                                 62,981,570     74,840,788
--------------------------------------------------------------------------------
  End of period*                                     $68,425,281   $ 62,981,570
================================================================================
* Includes overdistributed net investment
    income of:                                       $    (9,891)            --
================================================================================

+ Net realized gains for Federal income tax purposes is $3,480,056 and $5,865,009, for the six months ended June 30, 1997 and the year ended December 31, 1996, respectively.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

      1. SIGNIFICANT ACCOUNTING POLICIES

      The Smith Barney Telecommunications Income Fund ("Fund"), an investment fund of the Smith Barney Telecommunications Trust ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

      The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price were reported are valued at current quoted bid prices; securities that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated using the average-cost method; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) income distributions and capital gain distributions are determined in accordance with income tax regulations which differ from generally accepted accounting principles. These differences are primarily due to differing accounting method adopted for income tax purposes, and various timing differences; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

      2. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
         AGREEMENT AND OTHER TRANSACTIONS

      Smith Barney Strategy Advisors Inc. ("SBSA"), a wholly owned subsidiary of Smith Barney Mutual Funds Management Inc. ("SBMFM") which, in turn, is a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Trust. The Fund pays SBSAan investment advisory fee calculated at an annual rate of 0.55% of the average daily net assets. This fee is calculated daily and paid monthly.

      SBSA has entered into a sub-advisory agreement with The Boston Company Advisors, Inc. ("Boston Advisors"). Pursuant to the sub-advisory agreement, Boston Advisors is responsible for the day-to-day portfolio operations and investment decisions for the Fund. As a result, SBSA will pay Boston Advisors a monthly fee calculated at the annual rate of 0.275% of daily net assets.

      SBMFM acts as the administrator of the Trust for which it receives a fee calculated at an annual rate of 0.20% of the average daily net assets of each fund. This fee is calculated daily and paid monthly.

      Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Trust shares and primary broker for its portfolio agency transactions.

      All officers and one Trustee of the Trust are employees of SB.

      3. INVESTMENTS

      During the six months ended June 30, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:


================================================================================
Purchases                                                                   --
--------------------------------------------------------------------------------
Sales                                                               $4,298,802
================================================================================

     At June 30, 1997, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

================================================================================
Gross unrealized appreciation                                      $58,887,709
Gross unrealized depreciation                                               --
--------------------------------------------------------------------------------
Net unrealized appreciation                                        $58,887,709
================================================================================

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

      4. REPURCHASE AGREEMENTS

      The Fund purchases (and its custodian takes possession of) U.S. Government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

      5. SHARES OF BENEFICIAL INTEREST

      At June 30, 1997, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

      Transactions in shares of the Fund were as follows:

                                     Six Months Ended            Year Ended
                                       June 30, 1997          December 31, 1996
================================================================================
Shares issued on reinvestment              2,663                   27,670
Shares redeemed                          (42,381)                 (50,952)
--------------------------------------------------------------------------------
Net Decrease                             (39,718)                 (23,282)
================================================================================

      6. CONCENTRATION OF CREDIT RISK

      Because the Fund concentrates its investments in one industry, its portfolio may be subject to greater risk and market fluctuations than a portfolio of securities representing a broader range of investment alternatives. The economic and business cycle risks associated with the concentration of the Fund in only one industry could mean that adverse conditions could substantially impact the income earned by the Fund and the value of the Fund's holdings.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of beneficial interest outstanding throughout each period:

                           1997(1)       1996       1995       1994       1993       1992
============================================================================================
Net Asset Value,
  Beginning of Period     $104.62      $119.69    $ 95.62    $107.62    $102.67    $110.75
--------------------------------------------------------------------------------------------
Income (Loss) From
Operations:
  Net investment income      1.40         3.12       3.58       4.02       3.94       4.91
  Net realized and
    unrealized gain (loss)  17.09        (5.35)     35.57      (5.91)     12.30       6.79
--------------------------------------------------------------------------------------------
Total Income (Loss)
  From Operations           18.49        (2.23)     39.15      (1.89)     16.24      11.70
--------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income     (1.42)       (3.12)     (3.58)     (4.05)     (4.42)     (4.55)
  Net realized gains           --        (9.72)    (11.50)     (6.06)     (6.87)    (15.23)
--------------------------------------------------------------------------------------------
Total Distributions         (1.42)      (12.84)    (15.08)    (10.11)    (11.29)    (19.78)
--------------------------------------------------------------------------------------------
Net Asset Value,
  End of Period           $121.69      $104.62    $119.69    $ 95.62    $107.62    $102.67
--------------------------------------------------------------------------------------------
Total Return                17.80%++     (1.45)%    42.93%     (1.83)%    16.00%     10.89%
--------------------------------------------------------------------------------------------
Net Assets,
  End of Period (000s)    $68,425      $62,982    $74,841    $61,256    $71,570    $70,637
--------------------------------------------------------------------------------------------
Ratios to Average
Net Assets:
  Expenses                   0.93%+       0.90%      0.95%      0.95%      0.93%      0.92%
  Net investment income      2.51+        2.80       3.23       3.80       3.47       4.41
--------------------------------------------------------------------------------------------
Portfolio Turnover Rate         0%           0%         0%         0%         0%         2%
============================================================================================
Average commissions
  per share paid on
  equity transactions(2)  $  0.05      $  0.05    $  0.06         --         --         --
============================================================================================

(1) For the six months ended June 30, 1997 (unaudited).
(2) As of September 1995, the SEC instituted new guidelines requiring the disclosure of average commissions per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+   Annualized.

Smith Barney                                                       SMITH BARNEY
Telecommunications                                                 ------------
Income Fund                                    A Member of TravelersGroup[LOGO]

Trustees
Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank G. Hubbard
Heath B. McLendon, Chairman
Ken Miller
John F. White
Allan R. Johnson, Emeritus

Officers
Heath B. McLendon
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Valerie J. Sill
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

Investment Adviser
Smith Barney Strategy
Advisers Inc.

Administrator
Smith Barney Mutual Funds Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank, N.A.

Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith
Barney Telecommunications Income Fund.
It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.

Smith Barney
Telecommunications
Income Fund
388 Greenwich Street
New York, New York 10013

FD0412 8/97